Consolidated Balance Sheets - USD ($) $ in Thousands	Oct. 01, 2016	Jan. 02, 2016	Dec. 27, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 149,976	$ 517,802	$ 343,659
Accounts receivable	1,346,535	1,233,978	1,252,738
Vendor receivables	154,308	101,449	97,668
Inventories	1,218,765	1,112,967	1,050,898
Prepaid expenses	68,040	73,787	57,977
Assets held for sale	24,685	5,459	5,360
Other current assets	9,691	14,991	11,799
Total current assets	2,972,000	3,060,433	2,820,099
PROPERTY AND EQUIPMENT - Net	1,735,495	1,768,885	1,726,583
GOODWILL	3,899,514	3,875,719	3,835,477
OTHER INTANGIBLES - Net	410,036	477,601	602,827
DEFERRED FINANCING COSTS		3,798	1,382
OTHER ASSETS INCLUDING DEFERRED FINANCING COSTS	63,324	56,721
OTHER ASSETS		52,923	36,170
DEFERRED TAX ASSETS	27,922
TOTAL ASSETS	9,108,291	9,239,359	9,022,538
CURRENT LIABILITIES:
Bank checks outstanding	176,011	191,314	178,912
Accounts payable	1,422,492	1,078,865	1,159,160
Accrued expenses and other current liabilities	414,317	470,005	435,638
Current portion of long-term debt	75,230	62,639	51,877
Total current liabilities	2,088,050	1,802,823	1,825,587
LONG-TERM DEBT	3,756,120	4,682,149	4,661,697
DEFERRED TAX LIABILITIES	395,822	455,794	420,319
OTHER LONG-TERM LIABILITIES	374,920	386,975	450,219
Total liabilities	6,614,912	7,327,741	7,357,822
COMMITMENTS AND CONTINGENCIES
Redeemable common stock		38,441	42,684
SHAREHOLDERS' EQUITY:
Common stock	2,206	1,667	1,667
Additional paid-in capital	2,787,082	2,292,142	2,292,178
Accumulated deficit	(213,324)	(346,254)	(513,772)
Accumulated other comprehensive loss	(82,585)	(74,378)	(158,041)
Total Shareholders' equity	2,493,379	1,873,177	1,622,032
TOTAL LIABILITIES AND EQUITY	$ 9,108,291	$ 9,239,359	$ 9,022,538